Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Revenues

The following table presents revenues by the service lines:

	For the Years Ended December 31,
	2025	2024	2023
REVENUES:
Application development services	$3,091,745	$5,348,816	$9,780,115
Consulting and technical support services	2,426,085	3,563,248	3,609,158
Subscription services	697,387	606,313	695,010
Trading revenue	-	2,055,815	2,549,808
Others revenue	76,792	37,250	190,732
Total revenues	$6,292,009	$11,611,442	$16,824,823